CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Research and development (including $0 and $1,796 from related party, for the year ended December 31, 2025 and December 31, 2024, respectively)	$ 1,370		$ 590		$ 7,140		$ 5,815
General and administrative (including $134 and $2,972 from related party, for the years ended December 31, 2025 and December 31, 2024, respectively)	1,379		1,060		4,492		6,756
TOTAL OPERATING EXPENSES	2,749		1,650		11,632		12,571
OPERATING LOSS	2,749		1,650		11,632		12,571
Financial expenses (income), net (including $232 and $(1,249) from related party, for the years ended December 31, 2025 and December 31, 2024, respectively)	(16)		85		277		3,938
LOSS BEFORE INCOME TAX	2,733		1,735		11,909		16,509
INCOME TAX		[1]		[1]	3		10
NET LOSS	2,733		1,735		11,912		16,519
Attributable to:
Equity holders of the Company					11,912		16,443
Non-controlling interests					0		76
NET LOSS	$ 2,733		$ 1,735		$ 11,912		$ 16,519
LOSS PER ORDINARY SHARE, BASIC	$ 8.46		$ 38.39		$ 89.61		$ 3,955.11
LOSS PER ORDINARY SHARE, DILUTED	$ 8.46		$ 38.39		$ 89.61		$ 3,955.11
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	323,038		45,198		132,951	[2]	4,157	[2]
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	323,038		45,198		132,951	[2]	4,157	[2]

[1]	Represents an amount less than $1
[2]	All share amounts have been retroactively adjusted to reflect a 1-for-15 and 1-for-10 reverse share splits, effected on July 28, 2025 and May 28, 2026, respectively, as discussed in Note 1(e)